INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
SCHEDULE OF INCOME TAX RATES TO THE NET LOSS BEFORE TAX PROVISION

The provision for income taxes reported differs from the amounts computed by applying the cumulative US federal and state income tax rates to the net loss before tax provision due to the following:

	2023	2022

Net income	$22,639	$16,643
Statutory tax rate	26.43%	25.44%
	5,983	4,234
Add (deduct):
Return to provision	(122)	-
Depletion	(352)	-
Prior period state deferred adjustments	1,051	-
Change in unrecognized tax benefit	(3,229)	(4,587)
Change in enacted tax rate	-	313
Other	28	40
Income tax expense	$3,359	$-

SCHEDULE OF DEFERRED TAX LIABILITIES AND ASSETS

Deferred tax liabilities and assets are attributable to the following:

	2023	2022
Deferred income tax liabilities:
Property, plant and equipment/exploration and evaluation assets	$(37,118)	$(35,526)
Commodity contracts	(103)	-
Leases	(18)	-

Deferred tax assets:
Stock based compensation	377	48
Asset retirement obligations	425	363
Commodity contracts		362
Other		8
Loss carry-forward	33,078	34,745
	$(3,359)	$-

SCHEDULE OF UNRECOGNIZED DEFERRED TAX ASSETS

Deferred tax assets have not been recognized for the following deductible temporary differences:

	2023	2022

Property, plant and equipment/exploration and evaluation assets	$441	$14,508
Loss carry-forward	22,014	44,215
Capital losses	10,976	11,182
	$33,432	$69,905